Derivative Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments [Abstract]
Derivative Instruments

12.Derivative instruments

Derivatives not designated as hedging instruments

Cross-currency interest rate swaps and mirror swaps

At December 31, 2009 the Company had certain derivative instruments outstanding pursuant to which the Company converted a portion of its long-term debt ($200 million) to Brazilian reais denominated debt (R$466.2 million), paying net interests at a weighted-average interest rate of 10.13% over the notional amount in Brazilian reais. These derivative instruments did not qualify for hedge accounting under ASC Topic 815. Therefore, these derivative instruments were carried at fair market value in the consolidated balance sheets with changes reported in earnings.

On July 19, 2011 and July 20, 2011, the Company settled these derivative instruments before their maturity. During fiscal year 2011, the Company made net payments to the counterparties totaling $113,594 in connection with these agreements. During fiscal year 2011, the Company recorded net losses for $9,732 within “Loss from derivative instruments” in the Company’s consolidated statements of income.

Forward contracts

At December 31, 2010, the Company had outstanding forward contracts to buy a total amount of $20 million on May 10, 2011 at the forward exchange rate of 1.7355 Brazilian reais per U.S. dollar. When settled, the Company entered into additional forwards contracts to buy a total amount of $40 million on September 2, 2011 at the forward exchange rate of 1.6152 Brazilian reais per U.S. dollar. These forward contracts were settled before their maturity on August 10, 2011. The Company entered into these derivatives as a result of the partial amortization of the notional amounts of the cross-currency interest rate swaps described above in order to maintain a total notional amount of $200 million hedged all times.

These forward contracts were carried at fair market value in the consolidated balance sheets with changes reported in earnings. The Company paid $1,579 in connection with the settlements of these forward contracts. During fiscal year 2011, the Company recognized a loss of $1,256 in connection with these agreements, which is included within “Loss from derivative instruments” in the Company’s consolidated statements of income.

Bond swaps

On December 10, 2009, the Company decided to hedge 44% of the Company’s currency exposure from the 2019 Notes coupon payments related to the Company’s generation of cash flows in Brazilian reais. Therefore in December 2009 ADBV entered into two coupon-only cross-currency interest rate swap agreements (bond swaps) with JP Morgan and Morgan Stanley to convert a portion of the coupons of the 2019 Notes denominated in US dollars ($200 million at a fixed rate of 7.50%) to Brazilian reais (at a fixed rate of 9.08% and an exchange rate of 1.76 Brazilian reais per US dollar).

These swap agreements did not qualify for hedge accounting under ASC Topic 815. Therefore, the agreements were carried at fair market value in the consolidated balance sheets with changes reported in earnings. On April 24, 2012 the Company settled these derivatives before their maturity. During fiscal year 2012, the Company made net payments to the counterparties totaling $4,322 and recognized net losses of $1,738 in connection with these agreements. During fiscal year 2011, the Company made net payments to the counterparties amounting to $3,759 and recognized a net gain of $1,464 in connection with these agreements. The abovementioned gains and losses are included within “Loss from derivative instruments” in the Company’s consolidated statements of income.

Total equity return swap

The Company is exposed to stock price risk related to ADBV Long-Term Incentive Plan as the underlying liability is tied to the Company’s stock price. As the Company’s stock price changes, such liability is adjusted and the impact is recorded in the Company’s consolidated statement of income within “General and administrative expenses”.

On August 13, 2012 the Company entered into a total equity return swap agreement with Goldman Sachs International in order to minimize earnings volatility related to ADBV Long-Term Incentive Plan. Under the agreement effective as from August 20, 2012, the Company receives (pays) the appreciation (depreciation), plus any dividends, on a notional number of Class A shares (2,272,551 at the inception) over a reference price of approximately $13.77 per share. The Company in turn pays interests at 3-month LIBOR plus 380 basis points (330 basis points at the inception) over a USD notional amount ($31,290 at the inception). The Company may, prior to maturity of the agreement and subject to certain limitations, reduce the notional number of Class A shares underlying the total equity return swap transaction. The counterparty can terminate the swap agreement if (i) the average of the Company’s stock price for any three consecutive exchange business days is less than $7.57; or (ii) on any day, there is a decline of 10% or more in the price with respect to the closing price of the preceding business day and the price per share at such time is less than 8.95. The agreement will mature no later than September 2014.

During fiscal year 2013 the Company reduced the notional number of class A shares underlying the total equity return swap transaction by 1,250,000 shares (equivalent to a notional amount of $17,211). The Company paid $1,731 as settlement of these share reductions (including interests and fees) during fiscal year 2013.

The Company has not designated the swap as a hedge under ASC Topic 815. Rather, the Company marks the swap to market and records the impact of the equity portion in “General and administrative expenses” in the Company’s consolidated statement of income. As a result, the adjustments to the value of the swap tend to offset the adjustments to the carrying value of ADBV Long-Term Incentive Plan liability derived from changes in the Company’s stock price, and there is no significant impact on the Company’s consolidated statement of income. The interest portion is recorded within “Net interest expense” in the Company’s consolidated statement of income.

At December 31, 2013 the fair market value of the total equity return swap amounted to $1,378 payable ($3,952 at December 31, 2012). During fiscal years 2013 and 2012, the Company recorded a gain of $630 and a loss of $4,111, respectively, within “General and administrative expenses” and a loss of $533 and $159, respectively, within “Net interest expense” in connection with this agreement. In addition, during fiscal years 2013 and 2012, the Company paid interests amounting to $746 and $318, respectively in connection with this agreement.

Derivatives designated as hedging instruments

Forward contracts

In August and October 2010, the Company entered into various forward contracts maturing in 2011 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Chile for fiscal year 2011. Pursuant to the agreements, during 2011 the Company purchased a total amount of $11,878 at a weighted-average forward rate of 500.4 Chilean pesos per U.S. dollar.

In November 2011, the Company entered into various forward contracts maturing in 2012 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Peru. Pursuant to the agreements, during fiscal year 2012 the Company purchased a total amount of $3,600 at a weighted-average forward rate of 2.76 Peruvian soles per US dollar.

In January and February 2012, the Company entered into various forward contracts maturing in 2012 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Colombia and Chile. Pursuant to the agreements, during fiscal year 2012 the Company purchased a total amount of $8,226 at an average forward rate of 1,855.8 Colombian pesos per U.S. dollar, and a total amount of $11,435 at an average forward rate of 507.3 Chilean pesos per US dollar, respectively.

In January and February 2013, the Company entered into various forward contracts maturing in 2013 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Colombia, Chile, Peru and Uruguay. Pursuant to the agreements, the Company purchased a total amount of $2,908 at an average forward rate of 1,805.25 Colombian pesos per US dollar, a total amount of $6,800 at an average forward rate of 486.27 Chilean pesos per US dollar, a total amount of $1,925 at an average forward rate of 2.56 Peruvian soles per US dollar and a total amount of $6,000 at an average forward rate of 20.07 Uruguayan pesos, respectively.

In October 2013, the Company entered into various forward contracts maturing in 2014 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Colombia and Chile. Pursuant to the agreements, the Company will purchase a total amount of $11,160 at an average forward rate of 1,932.12 Colombian pesos per U.S. dollar during the first semester of 2014 and will purchase a total amount of $8,134 at an average forward rate of 513.38 Chilean pesos per U.S. dollar during fiscal year 2014.

The Company has designated cash flow hedges that encompass the variability of functional-currency-equivalent cash flows attributable to foreign exchange risks related to the settlement of the foreign-currency-denominated payables resulting from the forecasted purchases (hedges over 90% of the purchases in Chile for 2011; hedges over 60%,  49% and 77% of the purchases in Peru, Colombia and Chile, respectively, for 2012; hedges over 70% of the forecasted purchases in Colombia between February and June 2013, 57% of the forecasted purchases in Chile between February and December 2013, 50% of the forecasted purchases in Peru between February and December 2013 and 49% of the forecasted purchases in Uruguay between March and December 2013; hedges over 79.7% of the forecasted purchases in Colombia for the first and second quarter of 2014 and 75.0%,  50.0%,  30.0% and 30.0% of the forecasted purchases in Chile for the first, second, third and fourth quarter of 2014, respectively). The effect of the hedges result in fixing the cost of goods acquired (i.e. the net settlement or collection adjusts the cost of inventory paid to the suppliers). The forward contracts are carried at their fair market value in the consolidated balance sheets, with changes reported within the “Accumulated other comprehensive losses” component of shareholders’ equity. As of December 31, 2013, the fair market value of the outstanding derivatives represented a $383 net receivable ($nil at December 31, 2012). The Company made net collections (payments) totaling $628,  $(949) and $(451) during fiscal years 2013, 2012 and 2011, respectively, as a result of the net settlements of these derivatives. In addition, the Company recorded a $1,011 unrealized net gain, a $901 unrealized net loss and a $131 unrealized net gain within the “Accumulated other comprehensive losses” component of shareholders’ equity during fiscal years 2013, 2012 and 2011, respectively.

Cross-currency interest rate swaps

On April 24, 2012, the Company entered into a cross-currency swap agreement with Bank of America to hedge the cash flows of a portion of the 2016 Notes issued. Pursuant to this agreement, the Company received interests at a fixed rate of 10.25% over a notional amount of 70 million of Brazilian reais and paid interests at a fixed rate of 4.90% over a notional amount of $37,433. This agreement matures on July 13, 2016 with exchange of principal.

The Company designated the cross-currency interest rate swap as a cash flow hedge in accordance with ASC Topic 815. Therefore, the agreement was carried at its fair market value in the consolidated balance sheet, with changes reported within the “Accumulated other comprehensive losses” component of shareholders’ equity. The Company reclassified the effective portion of the hedge into income as adjustments to foreign exchange results and net interest expense.

At December 31, 2012, the fair market value of the swap agreement totaled $3,666 payable. During fiscal years 2013 and 2012, the Company recorded net unrealized losses of $294 and $3,294, respectively, within “Accumulated other comprehensive losses”, of which $1,436 and $2,152, respectively, were reclassified from “Accumulated other comprehensive losses” into income as a result of the hedge relationship. The Company collected $1,828 and $372 of net interest from the counterparty during fiscal years 2013 and 2012. On October 4, 2013, the Company settled this swap agreement before its maturity for $9,975. As a result, the Company recorded a loss from the early settlement amounting to $4,187, which was included within “Loss from derivative instruments” in the income statement.

On November 7, 2013, the Company entered into a cross-currency interest swap agreement with JP Morgan Chase Bank, N.A., to hedge all the variability in a portion (53.08%) of the principal and interest collections of its BRL intercompany loan receivable with ADBV. All the terms of the swap agreement match the terms of the BRL intercompany loan receivable.  Pursuant to this agreement, the Company receives interests at a fixed rate of 4.38% over a notional amount of 47.3 million of US dollars and pays Brazilian reais interests at a fixed rate of 13 % over a notional amount of R$ 108 million on March 31 and September 30 of each year.  This agreement matures on September 29, 2023 with exchange of principal.

The Company has designated the cross-currency interest rate swap as a cash flow hedge in accordance with ASC Topic 815. Therefore, the agreement is carried at its fair market value in the consolidated balance sheet, with changes reported within the “Accumulated other comprehensive losses” component of shareholders’ equity. The Company reclassifies the effective portion of the hedge into income as adjustments to foreign exchange results and net interest expense.

At December 31, 2013, the fair market value of the swap agreement totaled $180 payable. During the fiscal year 2013, the Company recorded net unrealized losses of $180, within “Accumulated other comprehensive losses”, of which a gain of $972, was reclassified from “Accumulated other comprehensive losses” into income as a result of the hedge relationship.

Additional disclosures

The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2013 and 2012:

			Asset (Liability) Derivatives
			Fair Value
Type of Derivative	Balance Sheets Location		2013	2012
Derivatives designated as hedging instruments under ASC Topic 815 Derivatives and Hedging
Forward contracts	Other receivables	$	383	$-
Cross-currency interest rate swap (i)	Derivative instruments		(180)	(3,666)
			203	(3,666)
Derivatives not designated as hedging instruments under ASC Topic 815 Derivatives and Hedging

Total equity return swap (ii)	Derivative instruments	$	(1,378)	$(3,952)
			(1,378)	(3,952)
Total derivative instruments		$	(1,175)	$(7,618)

(i)

At December 31, 2013, disclosed in the consolidated balance sheet as follows: $490 as a non-current asset and $670 as a current liability. At December 31, 2012, disclosed in the consolidated balance sheet as follows: $1,731 as a current asset and $5,397 as a non-current liability.

(ii)	Disclosed in the consolidated balance sheet as a current liability.

The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2013 for each type of derivative relationship:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)(i)	Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)(ii)
Forward contracts	$1,011	$(628)	$-
Settled cross-currency interest rate swap	(294)	1,436	(4,187)
Outstanding cross-currency interest rate swap	(180)	(972)	-
Total	$537	$(164)	$(4,187)

(i)

The gain recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net loss recognized in income related to the cross-currency interest rate swaps is disclosed in the consolidated income statement as follows: a loss of $921 as an adjustment to foreign exchange results and a gain of $457 as an adjustment to net interest expense.

(ii)

Related to the loss incurred in connection with the settlement of the cross-currency interest rate swap agreement before its maturity. This result is recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.

Derivatives Not Designated as Hedging Instruments	Gain (Loss) Recognized in Income on Derivative instruments
Total equity return swap (iii)	$97
Others (iv)	46
Total	$143

(iii)	A $630 gain is recorded within “General and administrative expenses” and a $533 loss within “Net interest expense” in the Company’s consolidated statement of income.

(iv)	These results are recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.

The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2012 for each type of derivative relationship:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)(i)	Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)
Forward contracts	$(901)	$949	$-
Cross-currency interest rate swap	(3,294)	2,152	-
Total	$(4,195)	$3,101	$-

(i)

The loss recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net loss recognized in income related to the cross-currency interest rate swap is disclosed in the consolidated income statement as follows: a loss of $3,314 as an adjustment to foreign exchange results and a gain of $1,162 as an adjustment to net interest expense.

Derivatives Not Designated as Hedging Instruments	Gain (Loss) Recognized in Income on Derivative instruments
Bond swaps (i)	$(1,738)
Total equity return swap (ii)	(4,270)
Others (i)	847
Total	$(5,161)

(i)	These results are recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.
(ii)	A $4,111 loss is recorded within “General and administrative expenses” and a $159 loss within “Net interest expense” in the Company’s consolidated statement of income.

The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2011 for each type of derivative relationship:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)
Forward contracts	$131	$451	$-
Total	$131	$451	$-

The loss recognized in income was recorded as an adjustment to food and paper.

Derivatives Not Designated as Hedging Instruments	Gain (Loss) Recognized in Income on Derivative instruments (i)
Cross-currency interest rate swaps and Mirror swaps	$(9,732)
Bond swaps	1,464
Forwards	(1,256)
Others	287
Total	$(9,237)

(i)	These results are recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.